Putnam Investments
One Post Office Square
Boston, MA 02109
April 30, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Putnam Variable Trust (Reg. No. 33-17486) (811-05346) (the “Trust”)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Trust, pursuant to Rule 497 under the Securities Act of 1933, supplements dated April 30, 2010 to the prospectuses of the Trust dated April 30, 2010.

Any comments or questions concerning this filing should be directed to me at 1-800-225-2465, ext. 17055.

Very truly yours,

Cynthia Danger
Legal Product Specialist

cc: Philip W. Romohr, Esq.